Other Current Assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

6. Other current assets

Other current assets consist of the following:

		As of December 31,
		2016	2017
		RMB	RMB	US$
Prepaid expenses		14,387,545	52,989,718	8,144,371
Prepayments for vehicles	6.1	—	141,082,860	21,684,038
Deposits in trust protection fund	6.2	—	72,490,890	11,141,646
Guarantee deposits held by Funding Partners		241,669,750	121,731,691	18,709,818
Others		56,042,148	105,878,639	16,273,247

Total		312,099,443	494,173,798	75,953,120
Less: Allowance for the receivables from suppliers		(11,822,819)	(11,822,819)	(1,817,134)

		300,276,624	482,350,979	74,135,986

6.1 The Company prepaid vehicle vendors for its finance lease operations.

6.2 According to the relevant regulations, the consolidated trusts are required to deposit 1% of the trust’s capital to the trust protection fund, which will be released at the trust’s expiration date.